Borrowings (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 23, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 06, 2010	Dec. 31, 2019
Debt Instrument [Line Items]
Secured Debt		$ 150,999
Proceeds from Lines of Credit		133,054	$ 98,201
Long-term Debt, Gross		1,173,907			$ 1,187,138
Sale Leaseback Transaction, Net Book Value		364,908
Other Assets, Noncurrent		$ 9,383			5,456
Sale and Leaseback Agreements $72,053
Debt Instrument [Line Items]
Vessels financed		one MR1, one MR2 and two LR1s
Line of Credit Facility, Frequency of Payments		quarterly
Interest rate description		LIBOR plus a margin ranging from 390 bps to 410 bps
Long-term Debt, Gross		$ 72,053			0
Finance Lease, Liability		72,053
Sale Leaseback Transaction, Quarterly Rental Payments		1,791
Deposits [Member]
Debt Instrument [Line Items]
Other Assets, Noncurrent		9,058			5,456
Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity required for compliance		40,000
Minimum net worth required for compliance		$ 50,000
Total Liabilities to Total Assets ratio		75.00%
Minimum [Member] | Sale and Leaseback Agreements $72,053
Debt Instrument [Line Items]
Repayment period		four
Maximum [Member]
Debt Instrument [Line Items]
Minimum net worth required for compliance		$ 135,000
Total Liabilities to Total Assets ratio		80.00%
Maximum [Member] | Sale and Leaseback Agreements $72,053
Debt Instrument [Line Items]
Repayment period		seven
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid		$ 26,963
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Early repayment of debt		27,534
Write-off debt		$ 50
Line of Credit Facility, Initiation Date		Dec. 06, 2010
Line of Credit Facility, Maximum Borrowing Capacity		$ 52,000
Proceeds from Lines of Credit				$ 46,200
Number of loan tranches		2
Amount of each tranche		$ 23,100
Vessels financed		two LR1 product tanker
Repayment installments		32
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 306
Balloon payment on the last repayment date		$ 13,308
Interest rate description		LIBOR plus 300 bps
Long-term Debt, Gross		$ 0			28,758
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 125,000
Number of loan tranches		5
Interest rate description		LIBOR plus 295 bps
Long-term Debt, Gross		$ 19,065			39,173
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Nave Equinox and Nave Pyxis
Debt Instrument [Line Items]
Early repayment of debt	$ 26,770
Write-off debt		297
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Nave Sextans
Debt Instrument [Line Items]
Early repayment of debt	$ 16,272
Write-off debt		$ 26
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches
Debt Instrument [Line Items]
Number of loan tranches		4
Repayment installments		20
Line of Credit Facility, Frequency of Payments		quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment		$ 435
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment		$ 1,896
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche
Debt Instrument [Line Items]
Number of loan tranches		5
Repayment installments		16
Line of Credit Facility, Frequency of Payments		quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment		$ 709
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment		803
Deutsche Bank AG Filiale Deutschlandgeschaft
Debt Instrument [Line Items]
Early repayment of debt		32,500
Line of Credit Facility, Maximum Borrowing Capacity		$ 32,500
Vessels financed		one MR1 and two LR1s
Repayment installments		1
Interest rate description		LIBOR plus 400 bps
Long-term Debt, Gross		$ 0			32,500
Eurobank Ergasias S.A. $20,800
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 20,800
Vessels financed		two LR1s
Repayment installments		16
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 800
Balloon payment on the last repayment date		$ 8,000
Interest rate description		LIBOR plus 300 bps
Long-term Debt, Gross		$ 20,800			$ 0
Hamburg Commercial Bank AG
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 41,700
Vessels financed		seven
Repayment installments		4
Line of Credit Facility, Frequency of Payments		quarterly
Balloon payment on the last repayment date		$ 21,700
Interest rate description		LIBOR plus 375 bps
Long-term Debt, Gross		$ 41,700
Subsidiaries [Member] | Navios Acquistion
Debt Instrument [Line Items]
Ownreship percentage		100.00%
Liquidity per vessel | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity required for compliance		$ 1,000
Certain Facilities | Minimum [Member]
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio					80.00%
Certain Facilities | Maximum [Member]
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio					85.00%
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date		Nov. 13, 2013
Debt Instrument, Face Amount		$ 610,000
Debt Instrument, Maturity Date		Nov. 15, 2021
Fixed rate		8.125%
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date		Mar. 31, 2014
Debt Instrument, Face Amount		$ 60,000
Debt instrument, Original issue price percentage		103.25%
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage		106.094%
Cash collateral		$ 25,405
Extinguishment of Debt, Amount					$ 12,000
Early repayment of debt					9,950
Write-off debt		1,940
Long-term Debt, Gross		$ 658,000			$ 658,000
Ship Mortgage Notes $670,000 | Redemption upon the occurence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage		101.00%